ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 1,352	$ 2,303
Non-current, net
Accounts receivable	283	137
Retainer on customer contract	70	70
Billing rights	733	681
Loan receivable from Brookfield Business Partners	1,131	0
Total non-current, net	2,217	888
Total	$ 3,569	$ 3,191